Intangible assets (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Intangible Assets

(€’000)	As of June 30, 2019	As of December 31, 2018
OnCyte IPRD	33,676	33,677
C-Cath development costs	640	673
Goodwill	883	883
Patents & Licenses	833	876
Other intangible assets	55	55

Total Intangible assets	36,086	36,163